Expenses by nature - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Research and development expense, milestone payment	$ 5,000,000.0
Selling and marketing expenses recorded in general and administrative expenses		$ 158,000
Selling and marketing expenses	$ 22,101,000	$ 0	$ 0